Summary of Significant Accounting Policies - Disaggregation of Revenue and Additional Information (Details) mi in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2021 USD ($) mi	Dec. 31, 2020 USD ($)	Dec. 31, 2019 USD ($)
Revenue Summary
Revenues	$ 20,992	$ 9,088
Period of contract of obligation to purchase	2 years
Product warranty period	5 years
Warranty Covered | mi	60
Right-of-use assets	$ 8,742	7,881
Lease liabilities	10,426	9,034
Accumulated deficit	(181,564)	(80,795)
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2022-01-01
Revenue Summary
Revenue remaining performance obligation	$ 4,800
Revenue remaining performation obligation (in years)	12 months
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2023-01-01
Revenue Summary
Revenue remaining performance obligation	$ 6,300
Revenue remaining performation obligation (in years)	12 months
Cumulative Effect, Adjustment | ASU 2016-02
Revenue Summary
Right-of-use assets			$ 3,683
Other long-term liabilities			328
Lease liabilities			4,011
Accumulated deficit			$ (22)
Selling, general and administrative
Revenue Summary
Advertising costs	$ 262	53
Zero-emission vehicles
Revenue Summary
Revenues	19,096	7,859
Other
Revenue Summary
Revenues	$ 1,896	$ 1,229